Sales and other operating revenues	6 Months Ended
Jun. 30, 2022
Revenue [abstract]
Sales and other operating revenues	Sales and other operating revenues

	Second	Second	First	First
	quarter	quarter	half	half
$ million	2022	2021	2022	2021
By segment
gas & low carbon energy	13,243	5,739	21,409	13,741
oil production & operations	9,504	5,597	17,662	10,752
customers & products	55,557	31,160	97,720	58,267
other businesses & corporate	516	381	968	817
	78,820	42,877	137,759	83,577

Less: sales and other operating revenues between segments
gas & low carbon energy	1,621	1,063	3,569	2,095
oil production & operations	8,753	4,928	15,789	9,783
customers & products	392	112	1,084	222
other businesses & corporate	188	307	193	466
	10,954	6,410	20,635	12,566

External sales and other operating revenues
gas & low carbon energy	11,622	4,676	17,840	11,646
oil production & operations	751	669	1,873	969
customers & products	55,165	31,048	96,636	58,045
other businesses & corporate	328	74	775	351
Total sales and other operating revenues	67,866	36,467	117,124	71,011

By geographical area
US	27,331	15,305	46,483	29,796
Non-US	54,331	29,700	97,128	56,583
	81,662	45,005	143,611	86,379
Less: sales and other operating revenues between areas	13,796	8,538	26,487	15,368
	67,866	36,467	117,124	71,011

Revenues from contracts with customers
Sales and other operating revenues include the following in relation to revenues from contracts with customers:
Crude oil	2,034	1,291	4,178	2,625
Oil products	43,267	24,651	75,018	43,929
Natural gas, LNG and NGLs	8,944	4,273	19,624	8,454
Non-oil products and other revenues from contracts with customers	1,825	1,603	4,170	3,001
Revenue from contracts with customers	56,070	31,818	102,990	58,009
Other operating revenues(a)	11,796	4,649	14,134	13,002
Total sales and other operating revenues	67,866	36,467	117,124	71,011

(a)Principally relates to commodity derivative transactions.